Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY COMPENSATION PLAN INFORMATION
The following table sets forth information, as of December 31, 2024, with respect to our equity compensation plans.

Plan Category	Number of shares of common stock to be issued upon exercise of outstanding options, warrants and rights	Weighted- average exercise price of outstanding options, warrants and rights	Number of shares of common stock remaining available for future issuance under compensation plans
Equity Compensation Plans approved by security holders	281,809	$19.86	215,025
Equity Compensation Plans not approved by security holders:	—	—	—
Total	281,809	$19.86	215,025

Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information, as of December 31, 2024, with respect to our equity compensation plans.

Plan Category	Number of shares of common stock to be issued upon exercise of outstanding options, warrants and rights	Weighted- average exercise price of outstanding options, warrants and rights	Number of shares of common stock remaining available for future issuance under compensation plans
Equity Compensation Plans approved by security holders	281,809	$19.86	215,025
Equity Compensation Plans not approved by security holders:	—	—	—
Total	281,809	$19.86	215,025